Loans - Additional information (Details) ¥ in Millions			6 Months Ended
	Aug. 05, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans			$ 2,208,446			$ 2,172,766
Interest expenses			85,125	$ 46,922
Zhejiang Mintai Commercial Bank (Hangzhou Branch)
Short-term Debt [Line Items]
Short-term bank loans			2,208,446			2,172,766
Zhejiang Mintai Commercial Bank (Hangzhou Branch) | Nongyuan Network
Short-term Debt [Line Items]
Short-term bank loans	$ 2,200,000						¥ 14.0
Maturity date	Jul. 05, 2022
Effective interest rate	7.056%						7.056%
Percentage of ownership interest	100.00%
China Resources Shenzhen Investment Trust Co., Ltd.
Short-term Debt [Line Items]
Long-term loan			97,652			$ 142,264
China Resources Shenzhen Investment Trust Co., Ltd. | Nongyuan Network
Short-term Debt [Line Items]
Long-term loan | ¥					¥ 0.6
China Resources Shenzhen Investment Trust Co., Ltd. | Farmmi Food
Short-term Debt [Line Items]
Long-term loan		$ 157,746	$ 97,652					¥ 1.0
Maturity date		Apr. 28, 2023
Effective interest rate		10.80%						10.80%